PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 94.7%
Common Stocks
Aerospace & Defense 2.4%
Northrop Grumman Corp.	2,293	$1,007,544
Banks 3.8%
Bank of America Corp.	11,895	424,414
JPMorgan Chase & Co.	5,079	606,229
PNC Financial Services Group, Inc. (The)	3,384	562,082
		1,592,725
Beverages 5.8%
Diageo PLC (United Kingdom), ADR	3,188	633,392
Keurig Dr. Pepper, Inc.	24,825	928,455
PepsiCo, Inc.	5,088	873,660
		2,435,507
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	946	288,994
Containers & Packaging 1.8%
Crown Holdings, Inc.	6,821	750,583
Diversified Consumer Services 1.4%
Service Corp. International	8,736	573,169
Diversified Financial Services 0.4%
Apollo Global Management, Inc.	3,712	184,709
Electric Utilities 1.0%
American Electric Power Co., Inc.	4,270	423,200
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	9,981	351,231
Equity Real Estate Investment Trusts (REITs) 5.7%
Alexandria Real Estate Equities, Inc.	3,591	654,137
AvalonBay Communities, Inc.	4,102	933,123
First Industrial Realty Trust, Inc.	6,838	396,604
SBA Communications Corp.	1,214	421,391
		2,405,255

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 2.5%
Sysco Corp.	6,482	$554,081
Walmart, Inc.	3,385	517,871
		1,071,952
Food Products 4.0%
Hershey Co. (The)	4,819	1,087,986
Lamb Weston Holdings, Inc.	8,874	586,571
		1,674,557
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	7,231	820,719
Stryker Corp.	3,199	771,791
		1,592,510
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc.	896	455,661
Hotels, Restaurants & Leisure 4.1%
McDonald’s Corp.	1,821	453,720
MGM Resorts International	10,064	413,027
Wyndham Hotels & Resorts, Inc.	9,771	859,457
		1,726,204
Insurance 1.5%
Marsh & McLennan Cos., Inc.	4,053	655,370
IT Services 1.7%
Mastercard, Inc. (Class A Stock)	1,232	447,684
Visa, Inc. (Class A Stock)	1,222	260,445
		708,129
Machinery 2.9%
Deere & Co.	2,851	1,076,395
Oshkosh Corp.	1,766	163,249
		1,239,644

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 4.2%
Barrick Gold Corp. (Canada)	47,514	$1,060,038
Freeport-McMoRan, Inc.	10,564	428,370
Steel Dynamics, Inc.	3,111	266,768
		1,755,176
Multi-Utilities 9.4%
CenterPoint Energy, Inc.	46,760	1,431,324
CMS Energy Corp.	18,224	1,251,806
Public Service Enterprise Group, Inc.	18,313	1,275,684
		3,958,814
Oil, Gas & Consumable Fuels 14.6%
Cheniere Energy, Inc.	3,676	499,238
Chevron Corp.	8,274	1,296,288
Enbridge, Inc. (Canada)	29,646	1,293,751
EOG Resources, Inc.	5,443	635,525
Exxon Mobil Corp.	6,009	512,267
Valero Energy Corp.	6,972	777,238
Williams Cos., Inc. (The)	33,179	1,137,708
		6,152,015
Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	17,002	1,279,741
Eli Lilly & Co.	4,918	1,436,695
		2,716,436
Road & Rail 3.7%
Canadian National Railway Co. (Canada)	5,016	589,982
TFI International, Inc. (Canada)	3,188	256,570
Union Pacific Corp.	3,005	704,042
		1,550,594
Semiconductors & Semiconductor Equipment 2.2%
QUALCOMM, Inc.	3,176	443,656
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,167	387,239
Universal Display Corp.	828	105,760
		936,655

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Software 1.4%
Intuit, Inc.	883	$369,756
Microsoft Corp.	767	212,858
		582,614
Specialty Retail 0.8%
Home Depot, Inc. (The)	1,193	358,377
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	10,741	1,693,319
Wireless Telecommunication Services 2.6%
Rogers Communications, Inc. (Canada) (Class B Stock)	20,082	1,093,666

Total Long-Term Investments (cost $33,733,811)		39,934,610

Short-Term Investment 5.3%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $2,235,945)	2,235,945	2,235,945

TOTAL INVESTMENTS 100.0% (cost $35,969,756)		42,170,555
Liabilities in excess of other assets (0.0)%		(20,567)

Net Assets 100.0%		$42,149,988

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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